Schedule of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforward	¥ 28,656	¥ 10,861
Allowance of credit losses	3,803	4,271
Gross deferred assets	32,459	15,132
Less: Valuation allowance	(10,189)	(3,029)	¥ (3,366)
Total deferred tax assets, net	¥ 22,270	¥ 12,103